Goodwill (Details) - Schedule of goodwill is allocated cash generating units - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance	R 131,503	R 122,098
Translation adjustments	(7,351)	9,405
Balance	124,152	131,503
Mozambique [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance	67,984	63,085
Translation adjustments	(10,752)	4,899
Balance	57,232	67,984
Portugal [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance	30,377	27,928
Translation adjustments	1,815	2,449
Balance	32,192	30,377
Spain [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance	21,532	19,796
Translation adjustments	1,286	1,736
Balance	22,818	21,532
Other [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance	11,610	11,289
Translation adjustments	300	321
Balance	R 11,910	R 11,610